Summary of significant accounting policies - Schedule of sales and marketing expenses (Details) - Accounts Payable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Customer A
Concentration of risk, accounts receivable, net
Company percentage			15.00%
Company			¥ 15,985,098
Customer B
Concentration of risk, accounts receivable, net
Company percentage	11.00%	11.00%
Company	¥ 8,121,923	$ 1,143,949